Note 5 - Leases: Schedule of Lease expense and other information (Details)	3 Months Ended	9 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)
Details
Operating lease expense	$ 1,812,157	$ 5,399,751
Operating cash flows from operating leases	$ 1,761,436	5,274,562
Weighted-average remaining lease term –operating leases (in years)	7.18
Weighted-average discount rate –operating leases	5.09%
Lessee, Operating Lease, Liability, to be Paid, Year One	$ 1,776,751	1,776,751
Lessee, Operating Lease, Liability, to be Paid, Year Two	6,806,081	6,806,081
Lessee, Operating Lease, Liability, to be Paid, Year Three	6,252,966	6,252,966
Lessee, Operating Lease, Liability, to be Paid, Year Four	5,431,489	5,431,489
Lessee, Operating Lease, Liability, to be Paid, Year Five	4,727,811	4,727,811
Lessee, Operating Lease, Liability, to be Paid, after Year Five	15,686,575	15,686,575
Lessee, Operating Lease, Liability, to be Paid	40,681,673	40,681,673
Less: Interest	(6,365,277)	(6,365,277)
Present Value of Lease Liability	$ 34,316,396	$ 34,316,396